Contribution Agreement	12 Months Ended
Dec. 31, 2022
Disclosure of Contribution Agreement [Abstract]
CONTRIBUTION AGREEMENT

4. CONTRIBUTION AGREEMENT

On August 3, 2021, Mainz Biomed N.V. (f/k/a Mainz Biomed B.V.) and Mainz Biomed Germany Gmbh (f/k/a Pharmgenomics GmbH (“PG”)) entered into Contribution Agreement for the purpose of the Mainz Biomed N.V. acquiring PG. Under the Contribution Agreement, 100% of the shares of PG were acquired in exchange for 6,000,000 shares of the Company. Upon the closing of the Contribution Agreement, PG became a wholly owned subsidiary of the Company with the former shareholders of PG holding approximately 62% of the outstanding shares of the Company, after the Contribution Agreement closing. On September 20, 2021, Mainz Biomed N.V. and PG closed the Contribution Agreement.

For accounting purposes, the acquisition was considered to be a reverse acquisition under IFRS 3 Business Combinations (“IFRS 3”) as the shareholders of PG obtained control of the Company. However, as Mainz Biomed N.V. did not, prior to the Contribution Agreement, meet the definition of a business as defined by IFRS 3, it has been accounted for as a share-based payment transaction in accordance with IFRS 2. The accounting for this transaction resulted in the following:

1.	The consolidated financial statements of the combined entity are considered a continuation of the financial statements of the legal subsidiary, PG.

2.	As PG was deemed to be the acquirer for accounting purposes, its assets and liabilities were included in the consolidated financial statements at their historical carrying values.

3.	Since the shares allocated to the former shareholders of PG on closing of the Contribution Agreement were considered within the scope of IFRS 2, and there were not specifically identified goods or service received in return for the issuance of the shares, the value in excess of the net identifiable assets (net of liabilities acquired) of Mainz Biomed, N.V. acquired on closing was expensed in the consolidated statement of loss and comprehensive loss as an Acquisition Expense. The fair value of the 6,000,000 common shares for all of the outstanding shares of PG was determined to be $3,216,649 or $0.54 per common share.

4.	The fair value of all the consideration given and charged to acquisition expense was comprised of

Fair value of common stock at share exchange date	$3,216,649

Identifiable assets acquired at September 20, 2021
Cash	1,219,855
VAT receivable	12,497
Accounts payable	(35,443)
$1,196,910

Unidentified assets acquired
Acquisition expense	$2,019,739

Total net identifiable assets and transaction costs	$3,216,649